Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Components of Tax Provision (Recovery)	The components of the income tax provision (recovery) include:

	2017	2016
Current	$—	$—
Deferred	298	(568)

	$298	$(568)

Reconciliation of Combined Canadian Federal and Provincial Statutory Income Tax Rate to Effective Tax Rate

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2016 - 26.5%) to the effective tax rate is as follows:

	2017	2016
Income before income taxes	$2,789	$(1,758)
Combined statutory tax rate	26.5%	26.5%
Theoretical tax expense (recovery)	$739	$(466)
Non-deductible expense:
Stock-based payments	494	81
Non-taxable income:
Non-taxable portion of capital gains	(762)	—
Effect of provincial tax rate difference	5	4
Changes in unrecognized deferred tax assets	(178)	(187)

Income tax expense (recovery)	$298	$(568)

Summary of components of net deferred tax liability

The components of deferred tax are summarized below. Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	2017	2016
Deferred tax assets
Non-capital losses carried forward	$5,690	$2,400
Scientific research and experimental development	28	28
Financing fees	31	—

Deferred tax liabilities
Biological assets	(986)	(18)
Inventory	(1,989)	(51)
Equity accounted investments	(153)	—
Investments	(91)	(696)
Property, plant and equipment	(968)	(158)
Health Canada licenses	(2,978)	(2,962)

Net deferred tax liability	$(1,416)	$(1,457)

Summary of movement in net deferred tax liability

The movement in the net deferred tax liability is provided below:

	2017	2016
Balance - beginning of year	$1,457	$195
Recognized in income	298	(568)
Recognized in other comprehensive income	(339)	430
Recognized in goodwill	—	1,400

Balance - end of year	$1,416	$1,457

Summary of Net Deferred Tax Asset Not Recognized

	2017	2016
Property, plant and equipment	$684	$—
Equity accounted investments	—	89
Share and debt issuance costs (i)	2,834	1,085
Losses carried forward (ii)	7,814	3,833
Other investments	—	6

(i)	Share and debt issuance costs will be fully amortized in 2022. The remaining deductible temporary differences may be carried forward indefinitely.
(ii)	For income tax purposes, the Company has losses carried forward from prior years which can be used to reduce future years’ taxable income. These losses expire as follows:

Summary of non-capital and farm losses carried forward to future years

For income tax purposes, the Company has losses carried forward from prior years which can be used to reduce future years’ taxable income. These losses expire as follows:

Non-capital losses
2030	$32
2031	22
2032	877
2033	3,177
2034	1,782
2035	5,452
2036	6,558
2037	11,383

$29,283